Lease obligations (Details 1)	Jun. 30, 2022 USD ($)
Statement [Line Items]
Current portion of lease obligations	$ 51,725
Long-term lease obligations	298,093
Lease Obligations	349,818
Camp Lease (Member)
Statement [Line Items]
Current portion of lease obligations	5,654
Long-term lease obligations	0
Lease Obligations	5,654
Property Lease [Member]
Statement [Line Items]
Current portion of lease obligations	46,071
Long-term lease obligations	298,093
Lease Obligations	$ 344,164